Equity - Summary of the Subsidiary with Non Controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Noncontrolling Interests [Line Items]
Equity	$ 59,073	$ 88,747	$ 78,336	$ 75,123
Net income	$ 61,840	$ 60,938	$ 44,464
Patria Investimentos Ltda [Member] | Ordinary Shares [Member]
Disclosure Of Noncontrolling Interests [Line Items]
Interest	49.00%	49.00%
Equity	$ 1,758	$ 7,590
Net income	$ (369)	$ 2,399